INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments
Investments

9.INVESTMENTS

Short term investment

Short term investments consisted of the following:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Available-for-sale investment:
Investment in a mutual fund	24,636	25,219	4,065

	24,636	25,219	4,065

On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000. The Company has accounted for the investment in the mutual fund as an available-for-sale investment, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in as other comprehensive income (loss) in the consolidated statements of comprehensive loss until realized.

In 2013, the Company disposed 5,583.30 unit (2012: 1,838.04 unit) with a consideration of RMB57,260,000 (2012:RMB18,582,000) and reclassified the accumulated unrealized gains recorded in accumulated other comprehensive income of RMB1,413,000 (2012: RMB224,000) to other income (expense) in the consolidated statements of comprehensive loss on the date of disposal.

In 2014, the Company shifted all of JPMorgan Managed Income Fund (2,369.25 unit) into JPMorgan Managed Reserves Fund (408.24 unit) for higher returns. The fair value of the investment was RMB25,219,000 (US$4,065,000) as of December 31, 2014 (December 31, 2013: RMB24,636,000), as derived from level one observable inputs, with the change of fair value of RMB583,000 (US$94,000) (2013: RMB93,000) recorded in other comprehensive income.

There was no impairment indicators noted associated with this investment as of December 31, 2013 and 2014.

Long term investments

Long term investments consisted of the following:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000
Cost investments
PRC Fund	7,603	9,103	1,467
United States Fund	13,847	16,539	2,666
Investment in preferred shares of an unlisted company in Cayman Island	12,240	12,240	1,973
Investment in ordinary shares of an unlisted company in PRC	—	6,000	967
	33,690	43,882	7,073
Available-for-sale investments
Investment in convertible loan of an unlisted company in Cayman Island	—	3,068	494
Investment in preferred shares of an unlisted company in PRC	1,716	1,716	277
Less: accumulated impairment	(1,716)	(1,716)	(277)
	—	3,068	494
	33,690	46,950	7,567

In 2011, the Company entered into agreements with a PRC Fund and a United States Fund and made investments of RMB3,103,000 and RMB6,033,000, respectively, as a Limited Partner. In 2012, the Company made an additional RMB3,000,000 investment to each of the PRC Fund and the United States Fund. In 2013, the Company made an additional RMB1,500,000 and RMB4,814,000 to each of the PRC Fund and the United States Fund, respectively. In 2014, the Company made an additional RMB1,500,000 (US$242,000) and RMB2,692,000 (US$434,000) to each of the PRC Fund and the United States Fund, respectively. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method.

In 2013, the Company entered into an agreement with an unlisted company in Cayman Island (“Investee A”) to purchase 13,971,428 Series A Preferred Shares for RMB12,240,000. The Company has the contingent redemption right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. On August 25, 2014, the Company entered into an agreement with an unlisted company in the PRC (“Investee B”) to acquire 6.25% interest for RMB6,000,000 (US$967,000). The Company has accounted for these investments as cost method investments where such investments will be carried at cost.

In 2011, the Company entered into an agreement with an unlisted company in the PRC (“Investee C”) to purchase 970,591 Series A Preferred Shares for RMB1,259,000. The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income in the consolidated statements of comprehensive loss until realized. As of December 31, 2012, the fair value of the investment in the Investee C was RMB1,716,000 with the change of fair value of RMB457,000, recorded in other comprehensive income. In 2013, the Company believed that there was a decline in value that was other-than-temporary, and recorded RMB1,716,000 in “impairment of available-for-sale investment” in the consolidated statements of comprehensive loss including RMB499,000 reclassified from accumulated other comprehensive income.

On February 19, 2014, the Company entered into an agreement with an unlisted company in Cayman Island (“Investee D”) to issue a convertible loan of RMB3,068,000 (US$494,000) at an interest rate of US prime rate plus 2% for 2 years. The Company has the right to request conversion of all its convertible loan upon Investee D’s successful Series A financing, at a price less than 25% of its Series A financing price.

The Company has accounted for the investment of convertible loan as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income in the consolidated statements of comprehensive loss until realized. As of December 31, 2014, the fair value of this investment in Investee D was RMB3,068,000 (US$494,000).

There were no indicators of impairment noted associated with the investments as of December 31, 2014.